Net Income (Loss) Per Share of Common Stock	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) Per Share of Common Stock

7. Net Income (Loss) Per Share of Common Stock

The following tables are a reconciliation of the numerators and denominators used in the calculation of basic and diluted net income (loss) per share computations:

	For the Year Ended December 31, 2019
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Net income	$1,051,825

Basic EPS
Income available to common stockholders	1,051,825	135,154,931	$0.01

Effect of Dilutive Securities
Unvested restricted stock		858,856
Options		392,784
Warrants		447,431
Warrants – liability classified	(9,250,612)	32,706,263

Diluted EPS
Loss available to common stockholders + assumed conversions	$(8,198,787)	169,560,265	$(0.05)

	For the Year Ended December 31, 2018
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Net loss	$(19,194,236)

Basic and Diluted EPS
Loss available to common stockholders	$(19,194,236)	121,154,334	$(0.16)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2019	2018
Stock options	4,119,931	3,600,073
Unvested restricted stock	234,645	1,543,501
Common shares underlying convertible debt	5,036,250	5,000,000
Warrants	20,712,000	53,130,750